Consolidated Statements of Shareholders' Equity (Parentheticals) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2022	Dec. 31, 2021
Treasury shares held in trust (in shares)		1				1	1
Treasury shares held in trust		$ 29				$ 29	$ 29
Common stock		17				18	17
Reduction to retained earnings as a result of new accounting standard adoption		$ (69,701)		$ (64,170)		(71,769)	(74,841)
Accounting Standards Update [Extensible List]		Accounting Standards Update 2018-12		ASU 2016-13
Retained Earnings
Reduction to retained earnings as a result of new accounting standard adoption		$ (49,640)		$ (45,108)		$ (56,398)	$ (54,997)
Cumulative Effect, Period of Adoption, Adjustment
Reduction to retained earnings as a result of new accounting standard adoption		$ 766	[1]	3	[2]
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
Reduction to retained earnings as a result of new accounting standard adoption	[2]			3
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings | ASU 2016-13
Reduction to retained earnings as a result of new accounting standard adoption				$ 3

[1]	Reflects the adoption of ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (Topic 944) during the year ended December 31, 2021. See Note 8 ‘‘Other Insurance Liabilities and Separate Accounts’’ for additional information.
[2]	Reflects the adoption of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments - Credit Losses (Topic 326), which resulted in a reduction to retained earnings of $3 million during the year ended December 31, 2020.